Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Income tax expense (benefit)	$ 0	$ 0
Deferred tax asset, increase in valuation allowance			$ 1,200,000	$ 2,100,000
Pretax book loss			15,800,000	12,600,000
U.S. loss			15,300,000	12,500,000
Foreign loss			500,000	$ 100,000
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards			$ 15,400,000
Net operating loss carryforward limited percentage of taxable income			80.00%
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards			$ 15,400,000
Net operating loss carryforwards, expiration year			2030
Australian
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards			$ 100,000
Pre-tax Losses
Tax Credit Carryforward [Line Items]
Income tax expense (benefit)	$ 0	$ 0
Research and experimentation | Federal
Tax Credit Carryforward [Line Items]
Tax credits carryforwards			$ 100,000
Tax credits, expiration year			2041